Related Party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions

23. RELATED PARTY TRANSACTIONS

Certain officers, directors and their associates (related parties) have loans and conduct other transactions with the Company. Such transactions are made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for other non-related party transactions.

Related party activity for the years ended December 31, 2015 and 2014 is summarized as follows:

SUMMARY OF LOANS TO RELATED PARTIES

At or for the Years Ended December 31,	2015	2014
Balance, beginning of year	$38,066	$50,417
Additions	—	1,049
Other reductions(1)	—	(123)
Repayments	(36,057)	(13,276)
Balance, end of year	$2,009	$38,066

(1)	Represents balances at the beginning of the period for related parties who left the Company during the course of the year.

23. RELATED PARTY TRANSACTIONS (Continued)

Interest income earned on related party loans was $86 thousand and $1.6 million for the years ended December 31, 2015 and 2014, respectively.

Certain office space of the Company is leased from companies affiliated with former Directors who remain affiliates of the Company under separate agreements with the Company.

Terms of these five agreements at December 31, 2015 are as follows:

SUMMARY OF LEASES WITH AFFILIATES

December 31, 2015	Annual Rental Payment	Renewal Option Remaining	Annual Rental Increases
Expiration date:
January 2017	$167	2 five-year terms	Fixed
October 2017(1)	1,225	2 five-year terms	CPI
August 2025(2)	527	4 five-year terms	Fixed
January 2027	174	4 five-year terms	Fixed
June 2029(3)	269	4 five-year terms	CPI

(1)	This lease was amended in January 2015 retroactive to November 2014 and previously had an expiration in October 2027.
(2)	This lease is recorded as a $4.3 million obligation under capital lease at December 31, 2015.
(3)	This lease is recorded as a $2.6 million obligation under capital lease at December 31, 2015.

At the time of each of the related party transactions described above, the Company determined that each transaction was on terms as fair to the Company as could have been obtained from unaffiliated third parties.